Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	LITHIUM CORPORATION
Entity Central Index Key	0001415332
Document Type	POS AM
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Document Period End Date	Mar. 31, 2023
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0530295
Entity Address Address Line 1	1031 Railroad St
Entity Address Address Line 2	Suite 102B
Entity Address City Or Town	Elko
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89801
City Area Code	775
Local Phone Number	410-5287